CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OPERATING ACTIVITIES
Net income	$ 4,557	$ 5,681
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and software amortization	289	477
Net loss (gain) on securities	361	232
Net amortization of securities	227	207
Amortization of core deposit intangible	66	66
Provision (credit) for loan losses	700	750
Stock-based compensation	245	173
Net decrease (increase) in loans held for sale	(109)	3,427
Income from bank owned life insurance	(122)	(125)
Decrease (increase) in interest receivable	(257)	155
Decrease in interest payable	(25)	(4)
Net other operating activities	3,907	2,103
Net cash provided by operating activities	9,839	13,142
INVESTING ACTIVITIES
Purchase of securities available for sale	(30,000)	(12,949)
Proceeds from sale of securities available for sale	0	15,759
Proceeds from maturities, calls, and paydowns of securities available for sale	2,927	2,683
Net redemption (purchase) of restricted equity securities	(225)	437
Purchase of bank owned life insurance	(7,021)	0
Purchase of annuities	(2,622)	0
Net increase in loans	(59,822)	(53,263)
Proceeds from sale of foreclosed assets	0	95
Purchase of premises, equipment and software	(1,309)	(951)
Net cash used in investing activities	(98,072)	(48,189)
FINANCING ACTIVITIES
Net increase in deposits	(14,612)	120,383
Proceeds from issuance of common stock	0	165
Repurchase of common stock	(6,132)	0
Net proceeds of other borrowings	0	1,011
Repayment of note payable	(12,498)	0
Net proceeds of subordinated notes	47,154	0
Common stock dividends paid	(811)	(691)
Net cash provided by financing activities	13,101	120,868
Net increase (decrease) in cash and cash equivalents	(75,132)	85,821
Cash and cash equivalents at beginning of year	283,956	84,907
Cash and cash equivalents at end of year	208,824	170,728
Cash paid during the year for:
Interest	1,243	1,397
Income taxes	74	0
NONCASH TRANSACTIONS
Transfers of loans to foreclosed assets	0	100
Internally financed sales of foreclosed assets	$ 0	$ 0